Shareholders' equity	12 Months Ended
Dec. 31, 2021
Disclosure of Shareholders Explanatory [Abstract]
Shareholders’ equity
12.	Shareholders’ equity

The Company is authorized to issue an unlimited number of preferred shares and common shares with no par value. No preferred shares have been issued or were outstanding at December 31, 2021 or December 31, 2020.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition, exploration and development of mineral properties. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company's management to sustain future development of the business.

The properties in which the Company currently has an interest are in the exploration stage, as such the Company is dependent on external financing to fund its activities. In order to carry out the planned exploration and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company's approach to capital management during 2021. The Company considers its capital to be share capital, stock-based compensation, warrants, contributed surplus and deficit. The Company is not subject to externally imposed capital requirements.

a)	Equity financings

In 2019, the Company entered into an agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$40 million in value of common shares of the Company. In 2020, the Company issued 1,327,046 shares, at an average selling price of $21.94 per share, for net proceeds of $28.5 million under Company’s At-The-Market offering.

During the first quarter of 2021, the Company entered into a new agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program can be in effect until the Company’s current US$775 million Shelf Registration Statement expires in January 2023. In 2021, the Company issued 2,242,112 shares, at an average selling price of $22.71 per share, for net proceeds of $49.9 million under Company’s At-The-Market offering. Subsequent to the year end, the Company issued 537,037 shares, at an average selling price of $22.09 per share, for net proceeds of $11.6 million under Company’s At-The-Market offering.

In June 2021, the Company issued 350,000 flow-through common shares at $28.06 per common share for aggregate gross proceeds of $9.8 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2021. At the time of issuance of the flow-through shares, $1.5 million premium was recognized as a liability on the consolidated statements of financial position. During 2021, the Company incurred $1.1 million of qualifying exploration expenditures and $0.2 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

On December 4, 2020, the Company entered into an agreement to sell, on a bought deal basis, 6,100,000 common shares of the Company, at US$17.25 per common share, for gross proceeds of US$105 million. As part of the agreement, the Company granted an option to the underwriters to sell up to an additional 610,000 common shares of the Company, at a price of US$17.25 per common share, for gross proceeds of US$10.5 million. The financing closed on December 9, 2020, and the underwriters fully exercised their option to purchase the additional common shares. In aggregate, 6,710,000 common shares were issued, at a price of US$17.25 per common share, for gross proceeds of US$115.7 million.

In June 2020, the Company issued 345,000 flow-through common shares at $32.94 per common share for aggregate gross proceeds of $11.4 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2020. In accordance with draft legislation released on December 16, 2020 in relation to the COVID-19 pandemic, a 12-month extension has been proposed to the normal timelines in which the qualifying exploration expenditures should be incurred. At the time of issuance of the flow-through shares, $3.9 million premium was recognized as a liability on the consolidated statements of financial position. During 2020, the Company incurred $4.7 million of qualifying exploration expenditures and $1.6 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss). During 2021, the Company incurred $6.5 million of qualifying exploration expenditures and $2.2 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

In April 2020, the Company closed a non-brokered private placement of 1.2 million common shares, at a price of $11.75 per common share, for gross proceeds of $14.1 million. As part of the private placement agreement, the Company granted an option to increase the size of the private placement by an additional 240,000 common shares exercisable until May 15, 2020. The 240,000 options were fully exercised on May 6, 2020 at a price of $11.75 per share, for gross proceeds of $2.8 million.

b)	Warrants

As part of the acquisition agreement of Snowstorm Exploration LLC in June 2017, the Company issued 500,000 common share purchase warrants exercisable for four years at $15.65 per share. During 2021, all the warrants were exercised for net proceeds of $7.8 million and 500,000 common shares were issued.

c)	Stock options and Restricted share units

The Company provides compensation to directors and employees in the form of stock options and Restricted Share Units (“RSU”s).

Pursuant to the Share Option Plan, the Board of Directors has the authority to grant options, and to establish the exercise price and life of the option at the time each option is granted, at a price not less than the closing price of the common shares on the Toronto Stock Exchange on the date of the grant of such option and for a period not exceeding five years. All exercised options are settled in equity. Pursuant to the Company’s RSU Plan, the Board of Directors has the authority to grant RSUs, and to establish terms of the RSUs including the vesting criteria and the life of the RSU. The life of the RSU is not to exceed two years.

Stock option and RSU transactions were as follows:

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding at January 1, 2021	2,611,691	12.51	22,524	135,450	487	23,011
Granted	-	-	-	163,800	573	573
Exercised option or vested RSU	(1,585,501)	11.17	(14,370)	(135,450)	(3,413)	(17,783)
Expired	(2,856)	6.30	(37)	-	-	(37)
Amortized value of stock-based compensation	-	-	8	-	2,925	2,933
Outstanding at December 31, 2021	1,023,334	14.61	8,125	163,800	572	8,697

Exercisable at December 31, 2021	1,023,334

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding at January 1, 2020	3,003,150	12.32	18,546	139,600	274	18,820
Granted	-	-	-	135,450	487	487
Exercised option or vested RSU	(390,153)	11.03	(2,246)	(139,600)	(2,351)	(4,597)
Expired	(1,306)	6.30	(16)	-	-	(16)
Amortized value of stock-based compensation	-	-	6,240	-	2,077	8,317
Outstanding at December 31, 2020	2,611,691	12.51	22,524	135,450	487	23,011

Exercisable at December 31, 2020	2,608,357

The outstanding share options at December 31, 2021 expire at various dates between December 2022 and June 2024. A summary of options outstanding, their remaining life and exercise prices as at December 31, 2021 is as follows:

	Options Outstanding		Options Exercisable
	Number	Remaining	Number
Exercise price	outstanding	contractual life	Exercisable
$13.14	453,334	1 year	453,334
$16.94	50,000	1 year 10 months	50,000
$15.46	470,000	2 years	470,000
$17.72	50,000	2 years 6 months	50,000
	1,023,334		1,023,334

During the year ended December 31, 2021, 1,585,501 options were exercised (year ended December 31, 2020, 390,153) for proceeds of $17.7 million (year ended December 31, 2020, $4.3 million) and 135,400 RSUs vested (year ended December 31, 2020, 139,600). In total, 1,720,951 common shares were issued (year ended December 31, 2020, 529,753). The weighted average share price at the date of exercise of options exercised during the year ended December 31, 2021 was $22.39 (year ended December 31, 2020 – $24.03).

On June 25, 2020, shareholders resolved to approve that 425,000 options that were granted to the directors of the Company in 2015 and due to expire in April 2020, be extended for one year. These options vested in December 2020 upon the acquisition of the East Mitchell property. The $4.4 million fair value of the extension was charged to the statement of operations and comprehensive income (loss) at that time, matching the revised estimated service period.

In December 2020, 608,000 options that were granted to Board members and senior management during December 2018 and June 2019 vested upon the acquisition of the East Mitchell property and $1.6 million of the fair value of these options, not previously expensed, was charged to the statement of operations and comprehensive income (loss) on an accelerated basis to match the change in the estimate of the service period.

In October 2018, 50,000 five-year options with an exercise price of $16.94, to purchase common shares of the Company, with a grant-date fair value of $0.4 million, were granted to a new Board member. These options also vested in December 2020 upon the acquisition of the East Mitchell property and $0.1 million of the fair value of these options, not previously expensed, was charged to the statement of operations and comprehensive income (loss) on an accelerated basis, to match the change in the estimated service period.

The Company has, since 2019, refocused the compensation practices away from issuing a combination of stock options and RSUs to only issuing RSUs with shorter terms and service periods. The fair value of the RSU grants is determined using the closing price of the common shares on the Toronto Stock Exchange on the business day immediately prior to the grant date and is amortized over the expected service period of the grants.

In December 2021, 123,800 RSUs were granted. Of these, 28,000 RSUs were granted to Board members, 72,500 RSUs were granted to members of senior management, and the remaining 20,600 RSUs were granted to other employees of the Company. The fair value of the grants, of $2.6 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period of approximately four months from the date of the grant was dependent on certain corporate objectives being met. As at December 31, 2021, $0.4 million of the fair value of the grants was amortized.

During the third and fourth quarter 2021, 40,000 RSUs were granted to three new members of senior management. Half of the RSUs will vest on the first anniversary of employment and the remaining half on the second anniversary. The fair value of the grants, of $0.9 million, was estimated as at the grant date to be amortized over the expected service period of the grants. As at December 31, 2021, $0.1 million of the fair value of the grants was amortized.

In December 2020, the Board granted 135,450 RSUs. Of these, 28,000 RSUs were granted to the board members, 80,300 RSUs were granted to members of senior management, and the remaining 27,150 RSUs were granted to other employees of the Company. The fair value of the grants, of $3.4 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period of approximately four months from the date of the grant was dependent on certain corporate objectives being met. Of the $3.4 million fair value of the grants, $0.5 million was amortized during the fourth quarter 2020, and the remaining $2.9 million was amortized during the first quarter 2021. During the second quarter 2021, 135,450 RSUs were vested and were exchanged for common shares of the Company. Subsequent to December 31, 2021, 117,500 options were exercised for proceeds of $1.6 million.

d)	Basic and diluted net loss per common share

Basic and diluted net earnings attributable to common shareholders of the Company for the year ended December 31, 2021 was $0.9 million (year ended December 31, 2020 - $14.9 million net loss).

Earnings per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period. Stock options are reflected in diluted earnings per share by application of the treasury method. The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted earnings per common share for the following periods:

	Years ended December 31,
	2021	2020
Weighted average number of comment shares outstanding	76,413,554	66,369,942
Dilutive effect of options [1]	1,023,334	-
Dilutive effect of RSUs [1]	163,800	-
	77,600,688	66,369,942

1)	The impact of outstanding potentially dilutive options and RUSs is excluded from the diluted share calculation for loss per share amounts as they are anti-dilutive.